Investments - Schedule of Available-for-sale Debt Securities (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Debt Securities, Available-for-Sale [Abstract]
Cost	¥ 8,459	¥ 8,459
Unrealized losses, including foreign exchange adjustment	(783)	(704)
Impairment losses	(2,108)	0
Fair Value	¥ 5,568	¥ 7,755